Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 - Related Party Transactions

The Company had entered into SAFE agreements with Charles Maddox, the Chief Financial Officer and a stockholder, for proceeds totaling $28,833. On June 18, 2025, in connection with the Business Combination, these SAFE agreements converted into 2,156 Common Stock of the Company.

In August 2024, the Company entered into a $1,500,000 purchase order with Pope Technologies LLC for certain products, hardware, installation, programming, subscription, and training, of which $750,000 has been received by the Company and is reported as deferred revenue as of June 30, 2025 and December 31, 2024 in the accompanying condensed consolidated balance sheets. Pope Technologies LLC is owned by a director of the Company.

Effective January 1, 2022, the Company entered into a customer agreement with PRB Transportation, LLC, a related party owned in part by Charles Maddox, the Company’s Chief Financial Officer and a stockholder, and Jeff Andersen, a stockholder. Revenues recognized from this agreement totaled $4,254 and $4,702 for the three months ended June 30, 2025 and 2024, respectively, and $8,591 and $8,533 for the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, amounts outstanding under this agreement were $4,254 and $1,164, respectively, and are included in “Accounts receivable” on the accompanying condensed consolidated balance sheets.

Beginning on August 1, 2024, the Company began subleasing an office/warehouse space in Las Vegas, Nevada from Pope Technologies LLC. The term of this sublease is for one year and the rent is $1,280 per month. Pope Technologies LLC is owned by a director of the Company. The rent expense was $3,840 and $7,680 for the three and six months ended June 30, 2025, respectively.

Beginning on March 1, 2024, the Company began subleasing an office space in Campo Alegre Manati, Puerto Rico from Enzymatic Holdings Corp. The term of this sublease was for one year and the rent was $1,167 per month, plus a one-third share of the cost of utilities. Enzymatic Holdings Corp., LLC is owned, in part, by certain stockholders of the Company. This lease terminated on February 28, 2025, and was not renewed. The rent expense was $2,334 and $2,334 for the three and six months ended June 30, 2025, respectively. For the three and six months ended June 30, 2024, the rent expense was $1,167 and $4,668, respectively.

Beginning on March 1, 2025, the Company began subleasing an office space in Campo Alegre Manati, Puerto Rico from Enzymatic Holdings Corp. The term of this sublease was month-to-month lease, and the rent was $12,333 per month. This lease ended on May 31, 2025. The Company renewed the lease on June 1, 2025 for a term of five years. The rent expense for the short term lease expense was $24,666 and $36,999 for the three and six months ended June 30, 2025, respectively.

Note 11 - Related Party Transactions

At December 31, 2024 and 2023, SEE ID has entered into SAFE agreements with Charles Maddox, SEE ID’s Chief Financial Officer and a stockholder of SEE ID, for proceeds totaling $28,833.

In August 2024, SEE ID entered into a $1,500,000 purchase order with Pope Technologies LLC for certain products, hardware, installation, programming, subscription, and training, of which $750,000 has been received by the Company and is reported as deferred revenue at December 31, 2024 in the accompanying consolidated balance sheets. Pope Technologies LLC is owned by a director of the Company.

Effective January 1, 2022, SEE ID entered into a customer agreement with PRB Transportation, LLC, which is owned, in part, by Charles Maddox, SEE ID’s Chief Financial Officer and a stockholder of SEE ID, and Jeff Andersen, a stockholder of SEE ID. For the years ended December 31, 2024 and 2023, revenues recognized from this agreement with PRB Transportation, LLC amounted to $15,145 and $19,957, respectively. As of December 31, 2024 and 2023, $1,164 and zero, respectively, were outstanding from this related party under this agreement and included in “Accounts receivable” in the accompanying consolidated balance sheets.

Beginning on August 1, 2024, SEE ID began subleasing an office/warehouse space in Las Vegas, Nevada from Pope Technologies LLC. The term of this sublease is for one year and the rent is $1,280 per month. Pope Technologies LLC is owned by a director of the Company.

Beginning on March 1, 2024, SEE ID began subleasing an office space in Campo Alegre Manati, Puerto Rico from Enzymatic Holdings Corp. The term of this sublease was for one year and the rent was $1,167 per month, plus a one-third share of the cost of utilities. Enzymatic Holdings Corp., LLC is owned, in part, by certain stockholders of SEE ID. This lease terminated on February 28, 2025, and was not renewed.